SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Main revenue streams
Commissions	$ 376,254	$ 120,957
Title	1,869
Mortgage Income	19
Fee Income	2,378	711
Other	1,236	13
Total Revenue	381,756	121,681
Revenue from Contracts with Customers	381,756	121,681
Goods or services transferred at point in time [member]
Main revenue streams
Revenue from Contracts with Customers	$ 381,756	$ 121,681